Transactions with Related Parties (Details) In Thousands, unless otherwise specified	12 Months Ended																									10 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Acropolis USD ($)	Dec. 31, 2013 Acropolis USD ($)	Dec. 31, 2012 Acropolis USD ($)	Dec. 31, 2014 Navios Partners Agreement USD ($)	Dec. 31, 2013 Navios Partners Agreement USD ($)	Dec. 31, 2012 Navios Partners Agreement USD ($)	Dec. 31, 2014 Navios Acquisition Agreement USD ($)	Dec. 31, 2013 Navios Acquisition Agreement USD ($)	Dec. 31, 2012 Navios Acquisition Agreement USD ($)	Dec. 31, 2014 Navios Logistics Agreement USD ($)	Dec. 31, 2013 Navios Logistics Agreement USD ($)	Dec. 31, 2012 Navios Logistics Agreement USD ($)	Dec. 31, 2014 Navios Europe Agreement USD ($)	Dec. 31, 2013 Navios Europe Agreement USD ($)	Dec. 31, 2012 Navios Europe Agreement USD ($)	Dec. 31, 2014 Navios Midstream Agreement USD ($)	Dec. 31, 2013 Navios Midstream Agreement USD ($)	Dec. 31, 2012 Navios Midstream Agreement USD ($)	Dec. 31, 2014 Navios Partners USD ($)	Dec. 31, 2013 Navios Partners USD ($)	Dec. 31, 2012 Navios Partners USD ($)	Nov. 11, 2014 Navios Acquisition USD ($)	Dec. 31, 2014 Navios Acquisition USD ($)	Dec. 31, 2013 Navios Acquisition USD ($)	Dec. 31, 2014 Navios Europe USD ($)	Dec. 31, 2013 Navios Europe USD ($)	Dec. 31, 2014 Navios Mistream USD ($)	Dec. 31, 2013 Navios Mistream USD ($)	Dec. 31, 2014 Navios Holdings, Navios Acquisitions,Navios Partners USD ($)	Dec. 31, 2014 Navios Holdings USD ($)	Dec. 31, 2013 Navios Holdings USD ($)
Annual lease payments of office	$ 1,253	€ 943
Commisions paid					2	41	45
Trade accounts payable					78	76
Maximum payout of company under Navios Partner's guarantee										20,000
Amount of future charter payments covered by guarantee								0
General and administrative fees								6,090	4,366	3,883	7,314	3,477	2,111	760	740	600	800	25	0	96	0	0
Due from affiliate, total	33,400		12,064																										4,087	1,407
Due from affiliate, current	27,196		8,328																				1,575	390			22,138	6,530	3,421	1,407	62	0
Due from affiliate, non current	9,625		5,144																								9,625	5,144	666	0
Unamortized deferred gain for vessels and rights sold																							16,301	21,578
Deferred gain recognized in Statement of Comprehensive Income	57,751		19,344	48,228																			5,278	6,881	12,652
Description of the option to acquire Navios Midstream																															Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC ("Midstream General Partner"), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2014, Navios Holdings had not exercised any part of that option.
Face amount of credit facility																											40,000
Maximum borrowing capacity																										200,000	40,000
Variable rate basis																											LIBOR
Spread on variable rate basis																										FIXED 600 basis points	300 basis points							1,270 basis points
Line Credit Facility Arrangement Fees																										4,000
Credit facility outstanding amount																											0	0
Debt instrument maturity date																										Dec. 29, 2014	Dec. 31, 2015
Navios Europe - Revolving loan
Long-term debt	1,644,582		1,511,249	1,358,212
Investments in affiliates	344,453		335,303	197,291
Loans receivable from affiliates	7,791		2,660																															7,125	2,660
Available amount of loan facility																																	$ 9,100	$ 4,323